DEFERRED REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DEFERRED REVENUE
Deferred revenue	$ 238	$ 166
Deferred Membership Related Revenue [Member]
DEFERRED REVENUE
Deferred revenue	152	157
HOAs
DEFERRED REVENUE
Deferred revenue	76
Other
DEFERRED REVENUE
Deferred revenue	$ 10	$ 9
Minimum
DEFERRED REVENUE
Membership period	1 year
Maximum
DEFERRED REVENUE
Membership period	5 years